11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Purchase Price Allocation - Hip Digital Media (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Purchase Price Allocation - Hip Digital Media

Intellectual property	$2,300,000
Customer relationships	960,000
Music label contracts	980,000
Goodwill	3,139,436
$7,379,436